Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of common stock warrants
	Shares Issuable Under Warrants	Weighted-average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding at June 30, 2020	5,813,804	$11.50	3.97	$—
Issued	—	—	—	—
Exercised	—	—	—	—
Expired/canceled	—	—	—	—
Outstanding at December 31, 2020	5,813,804	$11.50	3.37	$—
Issued	—	—	—	—
Exercised	—	—	—	—
Expired/canceled	—	—	—	—
Outstanding at December 31, 2021	5,813,804	$11.50	2.97	$—